Goodwill And Intangible Assets	12 Months Ended
Dec. 31, 2014
Goodwill And Intangible Assets [Text Block]
GOODWILL AND INTANGIBLE ASSETS

As discussed in Note 1-11, the Company adopted ASC 350, ‘‘Goodwill and Other Intangible Assets’’, on January 1, 2002. ASC 350 requires that goodwill and other intangible assets that have indefinite lives not be amortized but instead be tested at least annually for impairment, or more frequently when events or change in circumstances indicate that the asset might be impaired, by comparing the carrying value to the fair value of the reporting unit to which they are assigned. The Company considers its ASC 280 operating segment — High Intensity Focused Ultrasound (HIFU) and Urology Devices and Services (UDS) — to be its reporting units for purposes of testing for impairment. Goodwill amounts to Euros 1,767 thousand for the UDS division and to Euros 645 thousand for the HIFU division, at December 31, 2014.

The Company completed the required annual impairment test in the fourth quarter of 2014. To determine the fair value of the Company’s reporting units, the Company used the discounted cash flow approach for each of the two reportable units. The main assumptions used are the following: (i) a five-year business plan approved by management, (ii) a discount rate of 15% for HIFU, 10% for UDS, (iii) a residual value specific to each segment. In both cases, the fair value of the reporting unit was in excess of the reporting unit's book value, which resulted in no goodwill impairment.

A one percentage point increase in the HIFU discount rate assumed in the impairment testing would not lead the Company to record an impairment charge. Similarly, a one percentage point increase in the UDS discount rate assumed in the impairment testing would not lead the Company to record an impairment charge. A zero growth rate in the Company’s UDS business plan would not lead the Company to record any impairment charge. A 10% growth rate in the Company’s HIFU business plan would not lead the Company to record any impairment charge.

F- 18

EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

Intangible assets consist of the following:

	December 31,
	2014	2013
Licenses	443	453
Trade name and trademark	556	558
Patents	412	412
Organization costs	363	363
Total gross value	1,774	1,785
Less: accumulated amortization	(1,750)	(1,749)
Total	24	36

 Amortization expenses related to intangible assets amounted to Euros 26 thousand, Euros 32 thousand and Euros 36 thousand, for the years ended December 31, 2014, 2013 and 2012, respectively.

For the five coming years, the annual estimated amortization expense will consist of the following:

December 31,

2015	15
2016	9
2017	-
2018	-
2019	-
Total	24